UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03101
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                          Calvert Management Series
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               (Exact name of registrant as specified in charter)

            4550 Montgomery Ave., Suite 1000N, Bethesda, MD 20814
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        (Address of principal executive offices)   (Zip code)

     John H. Streur, 4550 Montgomery Ave.,Suite 1000N, Bethesda, MD 20814
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  301-951-4800
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Date of fiscal year end:  December 31
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Date of reporting period: June 30, 2016
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03101
Reporting Period: 07/01/2015 - 06/30/2016
Calvert Management Series


================ Calvert Tax-Free Responsible Impact Bond Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= Calvert Unconstrained Bond Fund ========================


AMERICAN CAPITAL AGENCY CORP.

Ticker:       AGNC           Security ID:  02503X105
Meeting Date: APR 19, 2016   Meeting Type: Annual
Record Date:  FEB 25, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Malon Wilkus (WITHDRAWN  None      None         Management
      RESOLUTION)
1.2   Elect Director John R. Erickson         For       Against      Management
1.3   Elect Director Samuel A. Flax           For       Against      Management
1.4   Elect Director Alvin N. Puryear         For       Against      Management
1.5   Elect Director Robert M. Couch          For       Against      Management
1.6   Elect Director Morris A. Davis          For       Against      Management
1.7   Elect Director Randy E. Dobbs           For       Against      Management
1.8   Elect Director Larry K. Harvey          For       Against      Management
1.9   Elect Director Prue B. Larocca          For       Against      Management
1.10  Elect Director Gary Kain                For       Against      Management
2     Amend Non-Employee Director Omnibus     For       For          Management
      Stock Plan
3     Provide Directors May Be Removed With   For       For          Management
      or Without Cause
4     Ratify Ernst & Young LLP as Auditors    For       For          Management


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EATON VANCE SENIOR FLOATING-RATE TRUST

Ticker:       EFR            Security ID:  27828Q105
Meeting Date: AUG 20, 2015   Meeting Type: Annual
Record Date:  JUN 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director George J. Gorman         For       For          Management
1b    Elect Director Susan J. Sutherland      For       For          Management
1c    Elect Director Harriett Tee Taggart     For       For          Management


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INVESCO SENIOR INCOME TRUST

Ticker:       VVR            Security ID:  46131H107
Meeting Date: AUG 26, 2015   Meeting Type: Annual
Record Date:  JUN 30, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director James T. Bunch           For       Withhold     Management
1a.2  Elect Director Bruce L. Crockett        For       Withhold     Management
1a.3  Elect Director Rodney F. Dammeyer       For       Withhold     Management
1a.4  Elect Director Jack M. Fields           For       Withhold     Management
1a.5  Elect Director Martin L. Flanagan       For       Withhold     Management


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NUVEEN CREDIT STRATEGIES INCOME FUND

Ticker:       JQC            Security ID:  67073D102
Meeting Date: APR 22, 2016   Meeting Type: Annual
Record Date:  FEB 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1b.1  Elect Director William C. Hunter        For       For          Management
1b.2  Elect Director Judith M. Stockdale      For       For          Management
1b.3  Elect Director Carole E. Stone          For       For          Management
1b.4  Elect Director Margaret L. Wolff        For       For          Management

========== END NPX REPORT


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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Calvert Management Series
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By (Signature & Title) /s/ John Streur
                           President -- Principal Executive Officer
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Date             August 24, 2016
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